Interest in associates and joint ventures - Selected balance sheet information of BoCom (Details) - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Cash and balances at central banks	$ 154,099		$ 162,843			$ 180,624
Loans and advances to banks	69,203		72,167
Loans and advances to customers	1,036,743		981,696			962,964
Other financial assets	12,006		10,086
Total assets	2,715,152		2,558,124			2,521,771
Deposits by banks and other financial institutions	59,022		56,331
Customer accounts	1,439,115		1,362,643			1,364,462
Other liabilities	18,844		20,218
Total liabilities	2,522,484		2,363,875
Total equity	$ 192,668		$ 194,249		$ 196,224	$ 197,871	$ 182,578
Bank of Communications Co., Limited
Disclosure of associates [line items]
Cash and balances at central banks		$ 112,239		$ 125,414
Loans and advances to banks		108,026		102,980
Loans and advances to customers		730,510		686,951
Other financial assets		435,740		408,136
Other assets		40,101		42,106
Total assets		1,426,616		1,365,587
Deposits by banks and other financial institutions		290,492		304,395
Customer accounts		868,627		829,539
Other financial liabilities		131,772		94,900
Other liabilities		23,074		36,332
Total liabilities		1,313,965		1,265,166
Total equity		$ 112,651		$ 100,421